Organization and Basis of Presentation	9 Months Ended
Sep. 30, 2017
Organization and Basis of Presentation [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
Organization and Basis of Presentation
Company
Scorpio Bulkers Inc. and its subsidiaries (together “we”, “us”, “our” or the “Company”) is an international shipping company that owns and operates the latest generation newbuilding drybulk carriers with fuel-efficient specifications and carrying capacities of greater than 30,000 dwt in the international shipping markets. Scorpio Bulkers Inc. was incorporated in the Republic of the Marshall Islands on March 20, 2013.

The Company’s vessels transport a broad range of major and minor bulk commodities, including ores, coal, grains, and fertilizers, along worldwide shipping routes, and are, or are expected to be, employed primarily in the spot market or in spot market-oriented pools of similarly sized vessels. As of September 30, 2017, the Company owned 46 vessels consisting 18 Kamsarmax vessels and 28 Ultramax vessels.
The Company is organized by vessel type into two operating segments (see Note 14, Segments, to the condensed consolidated financial statements):

•	Kamsarmax - includes vessels ranging from approximately 82,000 DWT to 84,000 DWT

•	Ultramax - includes vessels ranging from approximately 60,200 DWT to 64,000 DWT
Our vessels are commercially managed by Scorpio Commercial Management S.A.M., or SCM, an entity controlled by the Lolli-Ghetti family of which, Emanuele Lauro, our Chairman and Chief Executive Officer, and Filippo Lauro, our Vice President, are members. SCM’s commercial management services include securing employment, in pools, in the spot market and on time charters. SCM also manages the Scorpio Group Pools in which our vessels are employed.
Our vessels are technically managed by Scorpio Ship Management S.A.M., or SSM, an entity controlled by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services as necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.
We have also entered into an administrative services agreement, as amended from time to time (“Administrative Services Agreement”), with Scorpio Services Holding Limited, or SSH, an entity controlled by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include provision of administrative staff, office space and accounting, legal compliance, financial and information technology services. We also reimburse SSH for any reasonable direct or indirect expenses that they incur in providing us with the administrative services described above.
Basis of accounting
The condensed consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All material intercompany accounts and transactions have been eliminated in consolidation. In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments necessary for a fair statements of financial position as of September 30, 2017 and its result of operations for the nine months ended September 30, 2017 and 2016, and cash flows for the nine months ended September 30, 2017 and 2016. The condensed consolidated balance sheet as of December 31, 2016 was derived from audited financial statements but does not contain all the footnotes disclosures from the annual financial statements
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reporting amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets, liabilities, revenues and expenses. Actual results could differ from those estimates.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in accordance with Securities and Exchange Commission (“SEC”) rules and regulations; however, management believes that the disclosures herein are adequate to make the information presented not misleading. This report should be read in conjunction with the audited financial statements and the notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2016.
Going concern
The Company’s revenue is primarily derived from pool revenue. The bulker shipping industry is volatile and has been experiencing a sustained cyclical downturn. If the downturn continues, this could have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.

The fair market values of the Company’s vessels also experience high volatility. The fair market value of the vessels may increase or decrease depending on a number of factors including, but not limited to, the prevailing level of charter rates and day rates, general economic and market conditions affecting the international shipping industry, types, sizes and ages of vessels, supply and demand for vessels, availability of or developments in other modes of transportation, competition from other shipping companies, cost of newbuildings, governmental or other regulations and technological advances. In addition, as vessels grow older, they generally decline in value. If the fair market value of vessels declines, the Company may not be in compliance with certain provisions of its credit facilities and it may not be able to refinance its debt. The prepayment of certain credit facilities may be necessary for the Company to maintain compliance with certain covenants in the event that the value of its vessels falls below a certain level. Additionally, if the Company sells one or more of its vessels at a time when vessel prices have fallen, the sale price may be less than the vessel’s carrying value on its consolidated financial statements, resulting in a loss on sale or an impairment loss being recognized, ultimately leading to a reduction in earnings. Furthermore, if vessel values fall significantly, this could indicate a decrease in the recoverable amount for the vessel which may result in an impairment adjustment in the carrying value of the vessel.

These condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

Recent accounting pronouncements
In May 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-09, “Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting”, which clarifies when changes to the terms or conditions of a share-based payment must be accounted for as modifications. Under the new guidance, an entity will not apply modification accounting to a share-based payment award if all of the following are the same immediately before and after the change: (i) the award’s fair value, (ii) the award’s vesting conditions, and (iii) the award’s classification as an equity or liability instrument. The new guidance does not change the accounting for modifications. The guidance is effective for annual periods, and interim periods within those annual periods, beginning after 15 December 2017 for all entities. Early adoption is permitted, including adoption in any interim period for which financial statements have not yet been issued or made available for issuance. The Company does not expect ASU 2017-09 to have a significant impact on its Condensed Consolidated Financial Statements or financial disclosures.

In November 2016, the FASB issued ASU 2016-18, “Restricted Cash”. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. This reconciliation can be presented either on the face of the statement of cash flows or in the notes to the financial statements. The guidance is effective for fiscal years beginning after 15 December 2017, and interim periods within those years. Early adoption in an interim period is permitted, but any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Company does not expect ASU 2016-018 to have a significant impact on its Condensed Consolidated Statement of Cash Flows.

In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments”, which addresses classification issues related to the statement of cash flows. Classification issues relate to (i) debt repayment of debt extinguishment costs, (ii) settlement of zero-coupon bonds, (iii) contingent consideration payments made after a business combination, (iv) proceeds from the settlement of insurance claims, (v) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, (vi) distributions received from equity method investees, (vii) beneficial interests in securitization transactions, and (viii) separately identifiable cash flows and application of the predominance principle. The guidance is effective for annual and interim periods in fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the ASU in an interim period, adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. Entities should apply this ASU using a retrospective transition method to each period presented. If it is impracticable for an entity to apply the ASU retrospectively for some of the issues, it may apply the amendments for those issues prospectively as of the earliest date practicable. The Company does not expect ASU 2016-15 to have a significant impact on its Condensed Consolidated Statement of Cash Flows.

In February 2016 the FASB issued ASU 2016-02, “Leases”, which is intended to improve financial reporting about leasing transactions. The ASU affects all companies that lease assets. The ASU will require organizations that lease assets, or lessees, to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases with terms of more than twelve months. The accounting by organizations that own the assets leased by the lessee, the lessor, will remain largely unchanged from current U.S. GAAP. The ASU will also require additional quantitative and qualitative disclosures to help financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The ASU is effective for fiscal years and interim periods beginning after December 15, 2018 although early adoption is permitted. The ASU requires reporting organizations to take a modified retrospective transition approach. The Company is currently in the process of evaluating the impact of adoption of the ASU on its condensed consolidated financial statements but could experience a gross up of assets and liabilities should the Company time charter-in a significant number of vessels.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers”, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. This update defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. ASU 2014-09 was originally going to be effective January 1, 2017; however, the FASB recently issued ASU 2015-14, which deferred the effective date of ASU 2014-09 by one year to January 1, 2018. The adoption of this standard is not expected to have a material impact on the revenue recognized for our vessels that operate in pools or on time charter.  These arrangements qualify as single performance obligations that meet the criteria to recognize revenue ‘over time’ as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the vessel.  This method of revenue recognition is identical to our current accounting policy for these types of employment arrangements.  For vessels operating in the spot market, we also expect to recognize revenue over time however, the time period over which revenue is recognized is still being determined.